One Financial Way

Cincinnati, Ohio 45242

Post Office Box 237

Cincinnati, Ohio 45201-0237

Telephone: 513-794-6100

June 27, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Ohio National Fund, Inc. (1940 Act File No. 811-3015)

N-14 Registration Statement

Ladies and Gentlemen:

Attached hereto is an N-14 registration statement related to the following four mergers of portfolios of Ohio National Fund.

Target Portfolio	Survivor Portfolio
ON Capital Appreciation Portfolio	ON BlackRock Advantage Large Cap Core Portfolio

ON Equity Portfolio	ON BlackRock Advantage Large Cap Core Portfolio

ON ClearBridge Small Cap Portfolio	ON BlackRock Advantage Small Cap Growth Portfolio

ON ICON Balanced Portfolio	ON BlackRock Balanced Allocation Portfolio

Please feel free to contact me at (513) 794-6278 if you have any questions or comments.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Vice President and Counsel